Revenues	12 Months Ended
Dec. 31, 2013
Revenues
Revenues

7.                                      Revenues

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Pay-for-performance services	216,932	422,234	749,716	123,844
Display advertising services	33,334	46,670	63,503	10,490
Other services	12,161	32,821	37,703	6,228

Total	262,427	501,725	850,922	140,562

The majority of the per-for-performance services are related to cost-per-click services. The Company issues award credits to its customers based on the customers’ monthly spending on cost-per-click services in accordance with the service contracts. These award credits can only be used for future cost-per-click services and are not redeemable for cash. The Company accounts for these award credits granted to the customers in conjunction with a current sale of services analogous to a multiple-element arrangement in accordance with ASC 605-25. The monthly spending by the customer relating to cost-per-click services is allocated to the clicks sold and the award credits earned based on their relative-selling-prices, which is proportionate to the cost-per click services delivered and future cost-per click services to be delivered from the award credits applied. Therefore, revenue is recognized proportionately as services including those in connection to award credits are delivered to the customer. Deferred revenue as of December 31, 2012 and December 31, 2013 amounted to RMB5,554 and RMB1,424 (US$235), respectively, which is recognized as the services are delivered within an estimated one month-period after the respective period-end.

The majority of other services are related to group-buying services.

Revenue from pay-for-performance services are comprised of the following travel service categories:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Flights and flight related	170,577	307,708	550,831	90,991
Hotels	45,530	108,144	172,315	28,464
Others	825	6,382	26,570	4,389

Total	216,932	422,234	749,716	123,844